Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Shares [Member]	Noncontrolling Interest [Member]
BEGINNING BALANCE at Dec. 31, 2013	$ 467,154	$ 2,124	$ 281,159	$ 268,570	$ 409	$ (84,946)	$ (162)
BEGINNING BALANCE, Shares at Dec. 31, 2013		46,204,000
Comprehensive income	32,875			35,380	(2,389)		(116)
Acquisition of treasury shares	(14,593)					(14,593)
Acquisition of non-controlling interest			551				(551)
Exercise of equity awards	8,253	$ 39	8,214
Exercise of equity awards, Shares		1,060,000
Compensation relating to equity awards granted	3,192		3,132				60
ENDING BALANCE at Dec. 31, 2014	496,881	$ 2,163	293,056	303,950	(1,980)	(99,539)	(769)
ENDING BALANCE, Shares at Dec. 31, 2014		47,264,000
Comprehensive income	57,190			56,771	474		(55)
Exercise of equity awards	9,869	$ 46	9,823
Exercise of equity awards, Shares		1,226,000
Compensation relating to equity awards granted	3,816		3,733				83
ENDING BALANCE at Dec. 31, 2015	$ 567,756	$ 2,209	306,612	360,721	(1,506)	(99,539)	(741)
ENDING BALANCE, Shares at Dec. 31, 2015	43,079,320	48,490,000
Comprehensive income	$ 71,280			79,438	(7,715)		(443)
Issuance of shares, net of issuance expenses, value	99,962	$ 139	99,823
Issuance of shares, net of issuance expenses, shares		3,850,000
Exercise of equity awards	7,427	$ 33	7,394
Exercise of equity awards, Shares		879,000
Compensation relating to equity awards granted	6,356		6,356
ENDING BALANCE at Dec. 31, 2016	$ 752,781	$ 2,381	$ 420,185	$ 440,159	$ (9,221)	$ (99,539)	$ (1,184)
ENDING BALANCE, Shares at Dec. 31, 2016	47,808,453	53,219,000